15. BIOLOGICAL ASSETS (Details) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about biological assets [line items]
Biological Assets , beginning balance	$ 19,186,291
Biological Assets , ending balance	18,949,252	$ 19,186,291
Biological Assets
Disclosure of detailed information about biological assets [line items]
Biological Assets , beginning balance	19,186,291	18,259,302
Increases other than those from business combinations, biological assets	25,859,087	31,723,037
Increases (decreases) for exchange differences (net), biological assets	(242,948)	(201,309)
Other increases (decreases) net	(8,022)	(2,395)
Decreases due to harvests or collection, biological assets	(25,845,156)	(30,592,345)
Biological Assets , ending balance	$ 18,949,252	$ 19,186,291